Taxes payable	12 Months Ended
Dec. 31, 2020
Taxes Payable [Abstract]
TAXES PAYABLE

NOTE 9 – Taxes payable

At December 31, 2020 and 2019 taxes payable consisted of the following:

	As of December 31,
	2020	2019
Value-added Tax payable	$832,270	$633,943
Income tax payable	25,441	23,210
Other taxes payable	85,741	69,294
Total	$943,452	$726,447